Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)

Quarter Ended	March 31	June 30	Sept. 30	Dec. 31
2013
Total revenues	$ 746,706	$ 754,396	$ 755,314	$ 768,207
Operating income (loss)	122,517	129,697	139,958	97,075
Income (loss) from continuing operations	18,152	27,340	5,330	48,339
Total income (loss) from discontinued operations	2,184	(98)	(571)	(684)
Net income (loss)	20,336	27,242	4,759	47,655
Net income (loss) attributable to Iron Mountain Incorporated	19,188	26,366	3,849	47,059(1)
Earnings (losses) per Share-Basic
Income (loss) per share from continuing operations	0.10	0.14	0.03	0.25
Total income (loss) per share from discontinued operations	0.01	—	—	—
Net income (loss) per share attributable to Iron Mountain
Incorporated	0.10	0.14	0.02	0.25
Earnings (losses) per Share-Diluted
Income (loss) per share from continuing operations	0.09	0.14	0.03	0.25
Total income (loss) per share from discontinued operations	0.01	—	—	—
Net income (loss) per share attributable to Iron Mountain
Incorporated	0.10	0.14	0.02	0.24
2014
Total revenues	$ 770,126	$ 786,892	$ 782,697	$ 777,978
Operating income (loss)	132,616	147,290	141,476	127,895
Income (loss) from continuing operations	42,721	272,702	858	12,674
Total (loss) income from discontinued operations	(612)	(326)	—	729
Net income (loss)	42,109	272,376	858	13,403
Net income (loss) attributable to Iron Mountain Incorporated	41,667	271,637	66	12,749(2)
Earnings (losses) per Share-Basic
Income (loss) per share from continuing operations	0.22	1.42	—	0.06
Total (loss) income per share from discontinued operations	—	—	—	—
Net income (loss) per share attributable to Iron Mountain
Incorporated	0.22	1.41	—	0.06
Earnings (losses) per Share-Diluted
Income (loss) per share from continuing operations	0.22	1.41	—	0.06
Total (loss) income per share from discontinued operations	—	—	—	—
Net income (loss) per share attributable to Iron Mountain Incorporated	0.22	1.40	—	0.06

(1)

The change in net income (loss) attributable to Iron Mountain Incorporated in the fourth quarter of 2013 compared to the third quarter of 2013 is primarily attributable to a benefit for income taxes recorded in the fourth quarter of 2013 compared to a provision recorded in the third quarter of 2013 for a net benefit of approximately $50,200, as well as a decrease in other expenses, net of approximately $34,700 primarily as a result of debt extinguishment charges recorded in the third quarter of 2013 of approximately $43,600 that did not repeat in the fourth quarter of 2013, offset by an increase in foreign exchange transaction losses of approximately $11,000. Offsetting these benefits was a decrease in operating income of approximately $42,900. The decrease in operating income is primarily attributable to: (1) $18,700 of restructuring costs associated with our organizational realignment, (2) $11,200 of facilities costs primarily associated with facility consolidation, (3) $8,100 of other cost increases, including costs associated with recent acquisitions and executing our strategy, (4) $3,600 of increased depreciation and amortization, primarily related to business acquisitions, (5) $3,000 in sales, marketing and account management costs within our North American Records and Information Management Business and North American Data Management Business segments (primarily associated with sales commissions), (6) $2,200 of increased bad debt expense and (7) $2,000 of charitable contributions, partially offset by a $7,100 decrease in REIT Costs (defined at Note 9) incurred in the fourth quarter compared to the third quarter of 2013.

(2)

The change in net income (loss) attributable to Iron Mountain Incorporated in the fourth quarter of 2014 compared to the third quarter of 2014 is primarily attributable to a decrease in the provision for income taxes recorded in the fourth quarter of 2014 compared to the third quarter of 2014 of approximately $54,000. The decrease in the income tax provision was offset by a decrease in operating income of approximately $13,600, a debt extinguishment charge recorded in the fourth quarter of 2014 of approximately $16,500 and an increase in interest expense of $9,800. The decrease in operating income is attributable to a $8,300 increase in selling, general and administrative expenses, primarily due to higher professional fees and charitable contributions, as well as a $4,700 decrease in revenue, primarily due to unfavorable changes in foreign exchange rates, in the fourth quarter compared to the third quarter.